Note 8 - Stockholders' Equity (Details) - Stockholders' Equity Note, Warrants or Rights (USD $)				30 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2013 Warrant [Member]
Class of Warrant or Right [Line Items]
(in Shares)	3,991,205	3,991,205	3,991,205	3,991,205
(in Dollars per share)				$ 1.45
Sep. 30, 2014